Trade and Other Receivables - Summary of Trade and Other Receivables (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Financial Assets [Line Items]
Trade and other receivables	₱ 33,761	₱ 24,436
Costs [Member]
Disclosure Of Financial Assets [Line Items]
Trade and other receivables	48,262	43,224
Costs [Member] | Retail subscribers [Member]
Disclosure Of Financial Assets [Line Items]
Trade and other receivables	17,961	20,290
Costs [Member] | Corporate subscribers [Member]
Disclosure Of Financial Assets [Line Items]
Trade and other receivables	9,641	9,333
Costs [Member] | Foreign administrations [Member]
Disclosure Of Financial Assets [Line Items]
Trade and other receivables	6,517	5,819
Costs [Member] | Domestic carriers [Member]
Disclosure Of Financial Assets [Line Items]
Trade and other receivables	457	354
Costs [Member] | Dealers agents and others [Member]
Disclosure Of Financial Assets [Line Items]
Trade and other receivables	13,686	7,428
Accumulated provision for doubtful accounts [Member]
Disclosure Of Financial Assets [Line Items]
Trade and other receivables	₱ 14,501	₱ 18,788